STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Total Return V.I.S. Fund

Supplement Dated August 1, 2018

to the Prospectus dated May 1, 2018, as supplemented from time to time

Effective August 1, 2018, all references and information relating to the State Street Total Return V.I.S. Fund (the “Fund”) in the State Street Variable Insurance Series Funds, Inc. statutory prospectus dated May 1, 2018 are hereby deleted. Please refer to the Fund’s stand-alone statutory prospectuses dated August 1, 2018 for information relating to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE